Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012
Reconciliation Of Unrecognized Tax Benefits [Line Items]
Beginning balance	$ (15,492)	$ 10,500	$ 12,000
Additions based on tax positions taken during a prior period	(1,495)
Reductions based on tax positions taken during a prior period	4,102
Reductions related to a lapse of applicable statute of limitations	2,855
Ending balance	$ (10,030)	$ 10,500	$ 12,000